Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash	$ 6,306	$ 168	$ 197,004
Prepaid expenses and other current assets	3,167	5,519	13,645
Total current assets	9,473	5,687	210,649
Property and equipment, net	12,273	13,678	7,433
TOTAL ASSETS	21,746	19,365	218,082
CURRENT LIABILITIES:
Accounts payable	2,643,098	1,857,911	$ 689,119
Accounts payable- related party	3,685	48,064
Accrued expenses	1,708,856	1,958,403	$ 676,752
Short-term debt	100,000	100,000	$ 100,000
Short-term debt- related party	150,000	150,000
Convertible debt, net of discount	1,221,976	673,389
Advances - related party	215,000	428,150
Total current liabilities	6,042,615	5,215,917	$ 1,465,871
TOTAL LIABILITIES	6,042,615	5,215,917	1,465,871
STOCKHOLDERS' DEFICIT:
Common stock	4,505	4,431	4,280
Additional paid in capital	173,661,649	173,025,473	171,010,959
Accumulated deficit	(179,687,023)	(178,226,456)	(172,263,028)
Total stockholders' deficit	(6,020,869)	(5,196,552)	(1,247,789)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 21,746	$ 19,365	$ 218,082